Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings per share
The following tables provide the amounts used in the calculation of basic earnings per share:

		Years ended December 31,
		2018	2017	2016
Net profit attributable to owners of the parent	million	€3,608	€3,491	€1,803
Weighted average number of shares outstanding	thousand	1,548,439	1,535,988	1,513,019
Basic earnings per share	€	€2.33	€2.27	€1.19

		Years ended December 31,
		2018	2017	2016
Net profit from continuing operations attributable to owners of the parent	million	€3,323	€3,281	€1,708
Weighted average number of shares outstanding	thousand	1,548,439	1,535,988	1,513,019
Basic earnings per share from continuing operations	€	€2.15	€2.14	€1.13

		Years ended December 31,
		2018	2017	2016
Net profit from discontinued operations attributable to owners of the parent	million	€285	€210	€95
Weighted average number of shares outstanding	thousand	1,548,439	1,535,988	1,513,019
Basic earnings per share from discontinued operations	€	€0.18	€0.14	€0.06
The following tables provide the amounts used in the calculation of diluted earnings per share:

		Years ended December 31,
		2018	2017	2016
Net profit attributable to owners of the parent	million	3,608	€3,491	€1,803
Weighted average number of shares outstanding	thousand	1,548,439	1,535,988	1,513,019
Number of shares deployable for share-based compensation	thousand	19,400	20,318	13,357
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,567,839	1,556,306	1,526,376
Diluted earnings per share	€	€2.30	€2.24	€1.18

		Years ended December 31,
		2018	2017	2016
Net profit from continuing operations attributable to owners of the parent	million	€3,323	€3,281	€1,708
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,567,839	1,556,306	1,526,376
Diluted earnings per share from continuing operations	€	€2.12	€2.11	€1.12

		Years ended December 31,
		2018	2017	2016
Net profit from discontinued operations attributable to owners of the parent	million	€285	€210	€95
Weighted average number of shares outstanding for diluted earnings per share	thousand	1,567,839	1,556,306	1,526,376
Diluted earnings per share from discontinued operations	€	€0.18	€0.13	€0.06